SmallCap Value Fund II (Second Prospectus Summary) | SmallCap Value Fund II
SmallCap Value Fund II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Value Fund II Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SmallCap Value Fund II Class J
Management Fees	[1]	0.99%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.11%
Total Annual Fund Operating Expenses		1.97%
Fee Waiver and Expense Reimbursement	[2][3][4]	0.22%
Total Annual Fund Operating Expense after Expense Reimbursement		1.75%
[1]	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
[2]	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
[4]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.926%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund II Class J	278	593	1,039	2,275

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Value Fund II Class J	178	593	1,039	2,275

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54.4%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value
Index (as of December 31, 2011, this range was between approximately $31.87 million and $3.7 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the
Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional
Class shares were first sold on June 1, 2004.
Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of Q3 '09 23.57% the bar chart above: Lowest return for a quarter during the period of the Q4 '08 -27.22% bar chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns SmallCap Value Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Class J	Class J Return Before Taxes	(7.30%)	(2.66%)	3.55%
Class J After Taxes on Distributions	Class J Return After Taxes on Distributions	(7.30%)	(3.50%)	2.42%
Class J After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	(4.75%)	(2.41%)	2.71%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.87%)	4.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.